Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration (Refer to Note 7)	₨ (2,293)	₨ 0
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration (Refer to Note 7)	(2,293)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	2,998	1,382
Fair value of financial liabilities	(816)	(4,057)
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	2,998	1,382
Fair value of financial liabilities	(816)	(4,057)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration (Refer to Note 7)	(2,293)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,082	1,643
Fair value of financial liabilities	(254)	(3,312)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,082	1,643
Fair value of financial liabilities	(254)	(3,312)
Fair value measurements at reporting date using [member] | Investment in liquid and short-term mutual funds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	23,502	14,795
Fair value measurements at reporting date using [member] | Investment in liquid and short-term mutual funds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	23,502	14,795
Fair value measurements at reporting date using [member] | Investments in equity instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	10,572	9,297
Fair value measurements at reporting date using [member] | Investments in equity instruments [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	26
Fair value measurements at reporting date using [member] | Investments in equity instruments [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	319	119
Fair value measurements at reporting date using [member] | Investments in equity instruments [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	10,227	9,178
Fair value measurements at reporting date using [member] | Commercial paper, certificate of deposits and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	131,382	155,587
Fair value measurements at reporting date using [member] | Commercial paper, certificate of deposits and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	2,217	12,983
Fair value measurements at reporting date using [member] | Commercial paper, certificate of deposits and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 129,165	₨ 142,604